Derivatives (Fair Value Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ (297)	$ 57	$ (981)
Net Derivative Gains (Losses) Recognized for Hedged Items	285	(79)	992
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(12)	(22)	11
Interest rate swaps | Fixed Maturity Securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	5	5	42
Net Derivative Gains (Losses) Recognized for Hedged Items	0	(1)	(43)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	5	4	(1)
Interest rate swaps | Policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(2)	681	(830)
Net Derivative Gains (Losses) Recognized for Hedged Items	(8)	(667)	835
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(10)	14	5
Foreign currency swaps | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	15	13	13
Net Derivative Gains (Losses) Recognized for Hedged Items	(7)	(11)	(12)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	8	2	1
Foreign currency swaps | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(240)	(283)	(97)
Net Derivative Gains (Losses) Recognized for Hedged Items	232	270	110
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(8)	(13)	13
Foreign currency forwards | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(75)	(359)	(109)
Net Derivative Gains (Losses) Recognized for Hedged Items	68	330	102
Ineffectiveness Recognized in Net Derivative Gains (Losses)	$ (7)	$ (29)	$ (7)